Nofire Technologies Inc.

21 Industrial Ave ? Upper Saddle River ? New Jersey 07458
Tel: 201-818-1616 ? Fax: 201-818-8775
E-mail: nofirenj@aol.com ? Web Site: http://www.nofiretechnologies.com


March 18, 2005


Jeffrey Gordon
Staff Accountant
United States
Securities and Exchange Commission
Washington, D.C. 20549-0510

RE:          Form 10-KSB for the fiscal year ended August 31, 2004
                Form 10-QSB for the quarter ended November 20, 2004

                File No. 1-11061

Dear Mr. Gordon,

Attached is out initial response to your letter dated 2/8/05.

We will file the amended 10-KSB and 10-QSB, after your review and comments.

Please call with any questions.


Very truly yours,



Sam Oolie





C:\Admin\Letters\Letters 2005\Cover Letter Response to SEC Filing 3-18-05\hr